Commitment	6 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitment

8. Commitment

On March 26, 2012, Telupay PLC entered into a five-year License Agreement for the use and distribution of its mobile banking and payment software. Telupay PLC received a non-refundable amount of $30,000 for the exclusive right to distribute, use, and to provide the software to the licensees’ clients. The amount was recorded as deferred revenue. The agreement is renewable upon mutual agreement of both parties.